Future Minimum Contractual Revenue (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
LEASES [Abstract]
2020	$ 115,353
2021	82,439
2022	71,908
2023	55,292
2024 and thereafter	190,316
Total	$ 515,308